Income Tax Expense - Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Current year	$ 15,224	$ 7,847	$ 5,289
Income tax prior years	(398)	1,732
Current tax expense	14,826	9,579	5,289
Originating and reversal of temporary differences	(6,304)	(6,476)
Deferred tax expense / (income)	(6,304)	(6,476)
Total tax expense	$ 8,522	$ 3,103	$ 5,289